GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
Schedule of goodwill

Total
As of January 1, 2020	$54,948,360
Acquired through business combinations	3,015,000
As of December 31, 2020	$57,963,360
Acquired through business combinations	171,946,202
As of December 31, 2021	$229,909,562

Schedule of intangible assets

		Right-to-use	Host community	Trade name /
	Licenses/Permits	licenses	agreements	brand
Useful life (# of years)	15	15	15	5	Total
Cost
As of January 1, 2020	$22,000,000	$138,550,000	$35,000,000	$2,390,000	$197,940,000
As of December 31, 2020	$97,172,043	$139,650,000	$35,000,000	$2,390,000	$274,212,043
As of December 31, 2021	$999,833,782	$13,255,000	$36,000,000	$2,390,000	$1,051,478,782

Accumulated Amortization
As of January 1, 2020	$883,154	$5,561,864	$1,405,018	$287,828	$8,137,864
Amortization	1,668,503	9,236,666	2,333,333	478,000	13,716,502
As of December 31, 2020	$2,551,657	$14,798,530	$3,738,351	$765,828	$21,854,366
Amortization	40,247,931	7,633,028	2,350,000	478,000	50,708,959
As of December 31, 2021	$64,568,396	$662,750	$6,088,351	$1,243,828	$72,563,325

Net book value
As of January 1, 2020	$21,116,846	$132,988,136	$33,594,982	$2,102,172	$189,802,136
As of December 31, 2020	$94,620,386	$124,851,470	$31,261,649	$1,624,172	$252,357,677
As of December 31, 2021	$935,265,386	$12,592,250	$29,911,649	$1,146,172	$978,915,457

Schedule of anticipated amortization expense

Amortization	2022	2023	2024	2025	2026	2027 and beyond
Expense	$70,350,585	$70,417,252	$70,129,424	$69,939,252	$69,939,252	$634,793,003